Leases - Summary of Amounts Recognized In The Consolidated Income Statement (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Disclosure Of Quantitative Information About Lease Liabilities Amounts Recognized In The Consolidated Income Statement [Abstract]
Interest expense on lease liabilities	$ 71.5	₨ 5,417.6	₨ 4,959.8
Variable lease payment not included in the measurement of lease liabilities	0.5	35.7	0.6
Expenses related to short-term leases	15.2	1,155.8	949.1
Expenses related to low-value assets, excluding short-term leases of low-value assets	15.2	1,151.4	₨ 756.9
Income from sub-leasing of right-of-use assets	$ 0.1	₨ 9.9